Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and Expenses by Nature
Salaries and payroll charges	R$ (281,894)	R$ (274,581)	R$ (279,523)
Raw materials and productions costs	(201,700)	(185,862)	(216,791)
Editorial costs	(49,329)	(71,705)	(52,794)
Depreciation and amortization	(268,714)	(211,156)	(174,088)
Copyright	(72,348)	(58,885)	(59,597)
Advertising and publicity	(99,834)	(77,655)	(88,965)
Utilities, cleaning and security	(20,087)	(25,505)	(19,499)
Rent and condominium fees	(18,312)	(17,775)	(14,278)
Third-party services	(47,667)	(25,758)	(23,904)
Travel	(23,577)	(8,747)	(8,760)
Consulting and advisory services	(34,166)	(23,395)	(25,269)
Impairment losses on trade receivables	(45,904)	(32,726)	(25,015)
Material	(6,263)	(3,523)	(3,708)
Taxes and contributions	(1,777)	(2,808)	(2,066)
Reversal for tax, civil and labor risks	15,099	1,986	2,092
Provision for obsolete inventories	(40,924)	(22,117)	(4,057)
Income from lease and sublease agreements with related parties	13,047	15,939	21,683
Other income, net	662	5,554	4,283
Costs and Expenses by Nature	R$ (1,183,688)	R$ (1,018,719)	R$ (970,256)